Inventories (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Inventories written down value	€ 24	€ 187
Finished goods and products	2,971	1,759
Doctors [Member]
Statement Line Items [Line Items]
Finished goods and products	€ 89	€ 75